Property and Equipment (Details) - Schedule of property and equipment - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 245,449	$ 214,266
Less: accumulated depreciation	(142,567)	(82,250)
Property and equipment, net	102,882	132,016
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 142,482	115,093
Office equipment and furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office equipment and furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Useful life, description	The lesser of remaining lease term or
Property and equipment, gross	$ 90,246	87,275
Leasehold improvement [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	2 years
Leasehold improvement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,721	$ 11,898
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	1 year
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years